Events after the reporting period - Additional Information (Detail) R$ in Thousands, $ in Thousands								12 Months Ended
	Apr. 16, 2025 BRL (R$)	Apr. 10, 2025 BRL (R$)	Apr. 04, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Feb. 14, 2025 BRL (R$)	Feb. 06, 2025 BRL (R$)	Apr. 19, 2023 BRL (R$)	Dec. 31, 2024	Apr. 18, 2025 shares	Apr. 04, 2025 USD ($)	Feb. 26, 2025 shares	Feb. 14, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis								CDI rate + 0.5% p.a.
Increase in Company's capital							R$ 1,450,000
Major borrowings [member] | Ipiranga [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			R$ 500,000							$ 86,956
Index/Currency			USD
Borrowings, interest rate			4.0154%							4.0154%
Borrowings, maturity			April 2, 2026
Borrowings, adjustment to interest rate basis			103.80%							103.80%
Borrowings, interest rate basis			DI
Prepayment of trade related debt			R$ 500,000
Major borrowings [member] | Ultracargo Logística S.A. | Northeast region constitutional fund
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		R$ 106,430				R$ 100,976
Index/Currency		IPCA
Borrowings, interest rate		3.15%				2.93%
Borrowings, maturity		February 15, 2037				November 15, 2041
Borrowings, interest rate basis						IPCA
Major borrowings [member] | Ultracargo Logística S.A. | Northeast region constitutional fund | Brazilian real per US dollar [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis						69.65%
Borrowings, interest rate basis						DI
Major borrowings [member] | Ultracargo Logística S.A. | Debentures fourth issue [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				R$ 350,000
Index/Currency				USD
Borrowings, interest rate				5.32%
Borrowings, maturity				April 2, 2026
Borrowings, adjustment to interest rate basis				101.65%
Borrowings, interest rate basis				DI
Major borrowings [member] | Cia Ultragaz [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					R$ 577,880							$ 100,000
Borrowings, interest rate					0.91%							0.91%
Borrowings, maturity					February 13, 2026
Borrowings, interest rate basis					SOFR
Major borrowings [member] | Cia Ultragaz [member] | Foreign loans [member] | Brazilian real per US dollar [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis					102.90%							102.90%
Borrowings, interest rate basis					DI
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares									1,115,507,182		67,679
Increase in Company's capital	R$ 1,365,348